Vesper U.S. Large Cap Short-Term Reversal Strategy ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Communication Services — 3.9%
Fox, Cl B	98,585	$3,312,456

Consumer Discretionary — 4.0%
Yum! Brands	27,798	3,414,706

Financials — 7.9%
MetLife	56,208	3,297,161
Nasdaq	16,939	3,442,513
		6,739,674
Health Care — 16.0%
Baxter International	45,461	3,390,027
Boston Scientific *	86,697	3,300,555
DENTSPLY SIRONA	68,795	3,353,068
ResMed	13,909	3,544,709
		13,588,359
Industrials — 39.6%
A O Smith	42,826	3,385,395
Cintas	8,017	3,384,697
Dover	20,031	3,282,080
Eaton	20,674	3,350,428
Fastenal	58,028	3,433,517
Fortune Brands Home & Security	33,408	3,358,506
Honeywell International	16,581	3,353,342
Masco	51,757	3,410,786
United Rentals *	9,442	3,198,383
Xylem	28,289	3,426,081
		33,583,215
Information Technology — 8.0%
Broadridge Financial Solutions	20,372	3,434,108
DXC Technology *	111,440	3,342,086
		6,776,194
Materials — 20.4%
Amcor	302,991	3,429,858
International Flavors & Fragrances	23,951	3,405,113
Linde	10,771	3,426,686
PPG Industries	22,282	3,435,216
Sherwin-Williams	10,770	3,567,455
		17,264,328

Total Common Stock
(Cost $88,469,204)		84,678,932

Total Investments - 99.8%
(Cost $88,469,204)		$84,678,932

Percentages are based on net assets of $84,860,466.

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended November 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semiannual and annual financial statements

VES-QH-001-0700